PF International Value Fund
PF International Value Fund
Investment Goal

This Fund seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PF International Value Fund CLASS P
Management Fee	0.65%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.92%
Less Expense Reimbursement	(0.12%)	[1]
Total Annual Fund Operating Expenses	0.80%	[2]
[1]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2019, and 0.30% from 8/1/2019 through 7/31/2023. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.
[2]	after Expense Reimbursement

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you sell/redeem all of your shares at the end of each period
Expense Example	1 year	3 years	5 years	10 years
PF International Value Fund | CLASS P | USD ($)	82	281	498	1,120

Your expenses (in dollars) if you hold all of your shares at the end of each period
Expense Example No Redemption	1 year	3 years	5 years	10 years
PF International Value Fund | CLASS P | USD ($)	82	281	498	1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2018, the portfolio turnover rate was 111% of the average value of the Fund.

Principal Investment Strategies

This Fund invests primarily in a diversified portfolio of equity securities of large non-U.S. companies that the sub-adviser believes to be undervalued. The sub-adviser uses a “contrarian value” approach to selecting securities, applying fundamental analysis to identify securities that it believes are undervalued by the market. The market capitalizations of the portfolio holdings are generally those in the range of companies represented in the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (Net). As of March 31, 2018, the market capitalization range of the MSCI EAFE Index (Net) was approximately $1.1 billion to $245.8 billion. As of March 31, 2018, the weighted average market capitalization of the Fund was approximately $49.3 billion. The Fund may also invest in mid-capitalization companies. Equity securities in which the Fund principally invests are common stocks. The Fund may invest in American Depositary Receipts (“ADRs”).

The Fund may invest a high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different non-U.S. countries.

The Fund may invest up to 20% of its assets in issuers that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

Sector allocations are determined based on the sub-adviser’s assessment of investment opportunities and/or market conditions. The sub-adviser may sell a holding when it appreciates to a stated target, when there has been a change in the long-term investment outlook, or when other opportunities appear more attractive.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

• Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

• Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Foreign Markets Risk: Exposure to foreign markets, including through depositary receipts, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, may not have any obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

• Geographic Focus Risk: If the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is more broadly defined than an industry classification) based on investment opportunities or market conditions. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.

• Value Companies Risk: Value companies are those that a Manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

Wellington Management Company LLP began managing the Fund on May 1, 2017 and some investment policies changed at that time. Other firms managed the Fund before that date. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%)1

[1] Class P return for the period 1/1/18 through 6/30/18: (5.00%)
Best and worst quarterly performance reflected within the bar chart: Q2 2009: 25.11%; Q4 2008: (23.60%)
Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Returns - PF International Value Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
CLASS P	22.08%	6.01%	(0.58%)	Sep. 28, 2001
(after taxes on distributions) | CLASS P	20.89%	5.24%	(1.12%)
(after taxes on distributions and sale of fund shares) | CLASS P	13.47%	4.63%	(0.44%)
MSCI EAFE Index (Net) (reflects no deductions for fees or expenses)	25.03%	7.90%	1.94%	Sep. 28, 2001

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.